--------------------------------------------------------------------------------
Alliance
Municipal
Trust
 - New York Portfolio
--------------------------------------------------------------------------------

                             AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-80.0%
            NEW YORK-80.0%
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series '95 AMT
            VRDN
$    2,310  9/01/15 (b).............       3.90%             $     2,310,000
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series '97 AMT
            VRDN
     1,265  2/01/17 (b).............       3.90                    1,265,000
            Albany IDA
            (United Cerebal Palsy)
            Series '97B VRDN
    12,775  12/01/19 (b)............       3.80                   12,775,000
            Amityville Unified
            School District TAN
            Series '98
     1,000  6/25/99 ................       3.63                    1,000,784
            Bolton Central School
            District BAN
            Series '98
     3,785  6/16/99 ................       3.73                    3,789,664
            Franklin County IDA
            (KES Chateaugay LP.)
            Series '91A AMT
            VRDN
    17,900  7/01/21 (b).............       5.50                   17,900,000
            Fulton City School
            District RAN
            Series '98
     4,000  6/30/99 ................       3.73                    4,005,346
            Long Island Power
            Authority
            Electric System Revenue
            Series '98-1 VRDN
     5,000  5/01/33 (b).............       4.15                    5,000,000
            Long Island Power
            Authority
            Electric System Revenue
            Series '98-2 VRDN
    10,000  5/01/33 (b).............       3.80                   10,000,000
            Long Island Power
            Authority
            Electric System Revenue
            Series '98-5 VRDN
     4,300  5/01/33 (b).............       5.10                    4,300,000
            Lyons Central School
            District RAN
            Series '98
     3,100  6/25/99 ................       3.69                    3,102,999
            Malone Central School
            District RAN
            Series '98
     4,455  6/29/99 ................       3.67                    4,457,736
            New York City GO
            Series '92D VRDN
    12,000  2/01/20 (b).............       4.05                   12,000,000
            New York City GO
            Series '94C VRDN
     5,900  10/01/23 (b)............       5.00                    5,900,000
            New York City GO
            Series '95F-4 VRDN
    14,650  2/15/20 (b).............       4.00                   14,650,000
            New York City GO
            Series F-2 VRDN
     8,350  2/15/12 (b).............       4.05                    8,350,000
            New York City Health &
            Hospital Corp.
            (Health System)
            Series '97A VRDN
    17,900  2/15/26 (b).............       3.90                   17,900,000
            New York City Housing
            Development Corp. MFHR
            (2111 Hughes Ave.
            Project)
            Series '97A VRDN
     4,900  12/01/29 (b)............       4.30                    4,900,000
            New York City Housing
            Development Corp. MFHR
            (2nd Avenue Project)
            Series '98A AMT
            VRDN
     3,800  9/01/30 (b).............       4.30                    3,800,000
            New York City Housing
            Development Corp. MFHR
            (Crotona Avenue Project)
            Series '98A AMT
            VRDN
     2,100  9/01/30 (b).............       4.25                    2,100,000
            New York City Housing
            Development Corp. MFHR
            (Queenswood Apts. Project)
            Series '89A VRDN
     2,000  2/01/17 (b).............       4.00                    2,000,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            New York City Housing
            Development Corp. MFHR
            (Vermont School Project)
            Series '97A VRDN
$    5,000  12/01/29 (b)............       4.30%             $     5,000,000
            New York City Housing
            Development Corp. MFHR
            (West 89th Street Project)
            Series '96A AMT
            VRDN
     8,100  12/01/29 (b)............       3.75                    8,100,000
            New York City IDA
            (American Civil
            Liberties Union)
            Series '97 VRDN
       967  6/01/12 (b).............       3.80                      967,000
            New York City Trust
            Cultural Resources
            (Carnegie Hall)
            VRDN
    11,325  12/01/15 (b)............       3.75                   11,325,000
            New York State
            Dormitory Authority
            (NY Foundling Charitable
            Project) VRDN
    10,260  7/01/12 (b).............       3.80                   10,260,000
            New York State ERDA
            (Long Island Lighting Co.)
            Series '94A AMT
            VRDN
       900  10/01/24 (b)............       4.10                      900,000
            New York State ERDA
            PCR
            (Long Island Lighting Co.)
            Series A PPB
     6,000  3/01/16 (b).............       3.58                    6,000,000
            New York State ERDA
            PCR
            (Niagara Mohawk Corp.)
            Series '86A AMT
            VRDN
    14,900  12/01/26 (b)............       5.10                   14,900,000
            New York State GO
            Series '98D
     4,085  7/15/99 ................       3.63                    4,095,504
            New York State HFA
            MFHR
            (101 West End Avenue
            Project) Series '98A
            AMT VRDN
    18,000  11/01/31 (b)............       3.85                   18,000,000
            New York State HFA
            MFHR
            (250 West 50th Street)
            Series '97A AMT
            VRDN
     3,000  5/01/30 (b).............       3.75                    3,000,000
            New York State HFA
            MFHR
            (345 East 94th Street
            Housing) Series '98A
            AMT VRDN
     8,700  11/01/31 (b)............       3.85                    8,700,000
            New York State HFA
            MFHR
            (East 84th Street)
            Series '95A AMT
            VRDN
    19,000  11/01/28 (b)............       3.85                   19,000,000
            New York State HFA
            MFHR
            (Normandie Court II)
            Series '87A AMT
            VRDN
     7,000  11/01/02 (b)............       4.10                    7,000,000
            New York State HFA
            MFHR
            (Saxony Apartments)
            Series '97A AMT
            VRDN
    18,700  11/01/30 (b)............       4.20                   18,700,000
            New York State HFA
            MFHR
            (Tribeca Park) Series '97A
            AMT VRDN
    14,800  11/01/30 (b)............       3.90                   14,800,000
            New York State HFA
            MFHR
            (Union Square South
            Housing) Series '96 AMT
            VRDN
     2,100  11/01/24 (b)............       3.75                    2,100,000
            New York State Local
            Government Assistance
            Corp.
            Series '94B VRDN
    18,000  4/01/23 (b).............       3.85                   18,000,000
            New York State Local
            Government Assistance
            Corp.
            Series '95D VRDN
    15,600  4/01/25 (b).............       4.10                   15,600,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Newfane Central
            School District BAN
$    4,500  6/10/99 ................       3.85%             $     4,502,841
            Niagara County IDA
            (American Ref-Fuel)
            Series '94C AMT VRDN
    28,200  11/15/24 (b)............       4.15                   28,200,000
            Niagara County IDA
            (American Ref-Fuel)
            Series '96D AMT
            VRDN
     3,100  11/15/26 (b)............       4.15                    3,100,000
            Niagara County IDA
            (Pyron Corp. Project)
            Series '89 AMT VRDN
     1,825  11/01/04 (b)............       4.00                    1,825,000
            Ontario County IDA
            (Ultrafab Inc.) Series '95
            AMT VRDN
     2,000  12/01/15 (b)............       3.95                    2,000,000
            Plainedge Unified
            School District TAN
            Series '98
     1,000  6/30/99 ................       3.63                    1,000,805
            Plainview-Old
            Bethpage Central
            School District TAN
            Series '98
     3,000  6/30/99 ................       3.63                    3,002,414
            Plainview-Old
            Bethpage Central
            School District TAN
            Series '98
     1,000  6/30/99 ................       3.63                    1,001,284
            Plainview-Old
            Bethpage Central
            School District TAN
            Series '98
     7,000  6/30/99 ................       3.65                    7,011,661
            Port Authority of New
            York & New Jersey
            (Versatile Structure)
            Series '94-2 VRDN
     1,700  5/01/19 (b).............       5.05                    1,700,000
            Port Authority of New
            York & New Jersey
            (Versatile Structure)
            Series '97 1-R AMT
            VRDN
       200  8/01/28 (b).............       5.25                      200,000
            Poughkeepsie Central
            School District TAN
            Series '98
     4,900  6/30/99 ...       3.65                    4,903,497
            Rensselaer County IDA
            (Rensselaer Polytechnic
            Institute Project)
            Series '97A VRDN
     4,400  2/01/22 (b).............       3.85                    4,400,000
            Sachem Central School
            District TAN
            Series '98
    11,700  6/25/99 ................       3.65                   11,708,634
            Sayville Unified School
            District TAN
            Series '98
     8,000  6/29/99 ................       3.63                    8,006,418
            Smithtown Central
            School District TAN
            Series '98
     3,000  6/25/99 ................       3.63                    3,002,357
            Southeast IDA
            (The Rawplug Project)
            Series '96 AMT
            VRDN
     2,200  5/01/21 (b).............       4.05                    2,200,000
            Suffolk County IDA
            (ADP Inc. Project)
            Series '97 VRDN
     3,785  4/01/18 (b).............       5.35                    3,785,000
            Taconic Hills Central
            School District BAN
            Series '98
    10,000  6/16/99 ................       3.44                   10,024,868
                                                             ---------------
            Total Municipal Bonds
            (amortized cost
            $429,528,812)...........                             429,528,812
                                                             ---------------
            COMMERCIAL PAPER-18.9%
            NEW YORK-18.9%
            Long Island Power
            Authority
            Electric System Revenue
            Series '98
    10,000  4/07/99 ................       3.00                   10,000,000
            Metropolitan Transit
            Authority BAN
            (Transit Facility Special
            Obligation) Series CP-1 A
     5,000  4/08/99 ................       2.80                    5,000,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Metropolitan Transit
            Authority BAN
            (Transit Facility Special
            Obligation) Series CP-1 A
$    6,500  4/06/99 ................       2.90%             $     6,500,000
            Metropolitan Transit
            Authority BAN
            (Transit Facility Special
            Obligation) Series CP-1 A
     5,000  4/06/99 ................       2.96                    5,000,000
            Metropolitan Transit
            Authority BAN
            (Transit Facility Special
            Obligation) Series CP-1 A
    10,000  1/15/99 ................       3.15                   10,000,000
            New York City GO
            Series '96J-3
     7,700  2/01/99 ................       3.10                    7,700,000
            New York State
            Dormitory Authority
            (Memorial Sloan-Kettering
            Cancer Center) Series '89A
    10,000  4/05/99 ................       2.90                   10,000,000
            New York State
            Dormitory Authority
            (Memorial Sloan-Kettering
            Cancer Center) Series '89A
     4,100  4/12/99 ................       2.90                    4,100,000
            New York State
            Dormitory Authority
            (Memorial Sloan-Kettering
            Cancer Center) Series '89A
     3,500  4/07/99 ................       2.95                    3,500,000
            New York State
            Environmental Facilities
            (General Electric Co.)
            Series '97A AMT
     8,000  1/14/99 ................       3.10                    8,000,000
            New York State GO
            (Environmental Quality 86)
            Series '97A
     9,350  4/01/99 ................       3.00                    9,350,000
            New York State GO BAN
            Series U
    10,000  3/01/99 ................       3.05                   10,000,000
            New York State GO BAN
            Series U
     7,500  2/18/99 ................       3.10                    7,500,000
            Port Authority of New
            York and New Jersey
            AMT
     4,985  3/10/99 ................       2.85                    4,985,000
                                                             ---------------
            Total Commercial Paper
            (amortized cost
            $101,635,000)...........                             101,635,000
                                                             ---------------
            TOTAL INVESTMENTS-98.9%
            (amortized cost
            $531,163,812)...........                             531,163,812
            Other assets less
            liabilities-1.1%........                               5,655,206
                                                             ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            536,882,964 shares
            outstanding)............                         $   536,819,018
                                                             ===============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:

    AMT       Alternative Minimum Tax
    BAN       Bond Anticipation Note
    ERDA      Energy Research & Development Authority
    GO        General Obligation
    HFA       Housing Financing Agency/Authority
    IDA       Industrial Development Authority
    MFHR      Multi-Family Housing Revenue
    PCR       Pollution Control Revenue
    RAN       Revenue Anticipation Note
    TAN       Tax Anticipation Note

    See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended
December 31, 1998 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    9,168,035
EXPENSES
   Advisory fee (Note B)................................................    $    1,376,177
   Distribution assistance and administrative service (Note C)..........         1,077,317
   Transfer agency (Note B).............................................           252,015
   Custodian fees.......................................................            64,146
   Printing.............................................................            29,788
   Registration fees....................................................            25,839
   Audit and legal fees.................................................             6,499
   Trustees' fees.......................................................             1,410
   Miscellaneous........................................................             1,712
                                                                            --------------
   Total expenses.......................................................         2,834,903
   Less: expense reimbursement..........................................           (82,548)
                                                                            --------------
   Net expenses.........................................................                             2,752,355
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    6,415,680
                                                                                                ==============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                      Alliance Municipal Trust - New York Portfolio
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 1998     Year Ended
                                                                               (unaudited)       June 30,1998
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................    $    6,415,680      $   12,056,052
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................        (6,415,680)        (12,056,052)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................        16,257,464         165,101,028
                                                                            --------------      --------------
   Total increase.......................................................        16,257,464         165,101,028
NET ASSETS
   Beginning of year....................................................       520,561,554         355,460,526
                                                                            --------------      --------------
   End of period........................................................    $  536,819,018      $  520,561,554
                                                                            ==============      ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1998, the reimbursement amounted to $82,548.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $131,062 for the six months ended December 31, 1998.

NOTES TO FINANCIAL STATEMENTS
(continued)                        Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $688,089. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $389,228 of which $47,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1998, capital paid-in aggregated $536,882,964. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1998      June 30,
                                                                               (unaudited)           1998
                                                                            ----------------   ----------------
Shares sold.............................................................       621,211,582       1,778,864,407
Shares issued on reinvestments of dividends.............................         6,415,680          12,056,052
Shares redeemed.........................................................      (611,369,798)     (1,625,819,431)
                                                                              ------------      --------------
Net increase ...........................................................        16,257,464         165,101,028
                                                                              ============      ==============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - New York Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                              Six Months
                                                Ended
                                             December 31,                      Year Ended June 30,
                                                 1998          ------------------------------------------------------
                                             (unaudited)        1998        1997        1996        1995        1994
                                             -----------       ------      ------      ------      ------      ------
Net asset value, beginning of year .........    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                ------         ------      ------      ------      ------      ------
Income From Investment Operations
Net investment income (a) ..................      .012           .027        .027        .028        .028        .018
                                                ------         ------      ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .......     (.012)         (.027)      (.027)      (.028)      (.028)      (.018)
                                                ------         ------      ------      ------      ------      ------
Net asset value, end of period .............    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                ======         ======      ======      ======      ======      ======
Total Return
Total investment return based on net
   asset value (b) .........................      2.34%(c)       2.74%       2.77%       2.87%       2.84%       1.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..  $536,819       $520,562    $355,461    $330,984    $177,254    $162,839
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ........................      1.00%(c)        .93%        .85%        .85%        .85%        .84%
   Expenses, before waivers and
     reimbursements ........................      1.03%(c)       1.01%       1.04%       1.03%       1.03%       1.08%
   Net investment income (a) ...............      2.33%(c)       2.69%       2.73%       2.82%       2.81%       1.77%

--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c) Annualized.

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



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

                                                              -----------------
                                                                  BULK RATE
Alliance Municipal Trust - New York Portfolio                   U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
Toll free 1 (800) 221-5672                                      New York, NY
                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |4| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ANYSR